Income from operations - Employee benefit expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income from operations [Abstract]
Salaries and wages excluding share-based compensation	€ 5,356	€ 5,635	€ 5,594
Share-based compensation	104	97	104
Post-employment benefit costs	388	402	439
Other social security and similar charges:
Required by law	580	567	590
Voluntary	211	202	225
Employee benefit expenses	€ 6,641	€ 6,903	€ 6,952